Fee and commission income	12 Months Ended
Dec. 31, 2021
Fee and commission income
Fee and commission income

37. Fee and commission income

Fee and commission income comprises the amount of all fees and commissions accruing in favor of the Bank during the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission income is as follows:

	2019	2020	2021

Collection and payment services:
Service charges on deposit accounts	1,438	2,588	2,593
Credit and debit cards	8,757	7,667	8,379
Checks and others	243	181	172
	10,438	10,436	11,144
Marketing of non-banking financial products:
Investment funds management	1,568	1,611	1,747
Capital markets and securities activities	558	514	523
Collection and payment services	2,923	2,074	2,206
Insurance	5,038	5,300	5,508
Financial advisory services	1,207	1,179	1,307
	11,294	10,678	11,291
Securities services:
Administration and custody	347	461	459
	347	461	459
Other:
Foreign currency transactions	1,287	1,380	1,510
Other fees and commissions	952	801	951
	2,239	2,181	2,461
	24,318	23,756	25,355